Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1 par value per share
Amount Registered | shares	3,795,380
Proposed Maximum Offering Price per Unit	75.75
Maximum Aggregate Offering Price	$ 287,500,035
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,703.75
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s shelf registration statement on Form S-3ASR (File No. 333-293693) filed with the U.S. Securities and Exchange Commission on February 24, 2026. Represents the total number of shares of the registrant's common stock being registered, including 495,049 shares of the registrant's common stock that the underwriters have an option to purchase.